CASH, CASH EQUIVALENTS AND TIME DEPOSITS (Tables)	6 Months Ended
Jun. 30, 2026
CASH, CASH EQUIVALENTS AND TIME DEPOSITS
Summary of cash, cash equivalents and time deposits comprise

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000

Cash and cash equivalents	6,666,304	4,275,014
Time deposits	301,401	1,099,805